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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ________

   This Amendment (Check only one.):    [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)     Boston, MA         August 10, 2006
----------------------------------- -------------------  -------------------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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
                                                                                                              (SEC USE ONLY)

                                                                          Name of Reporting Manager
Page  1  of  3            FORM 13 F                                        Account Management, LLC
                                                                                                                  Item 8:
                                                                            Item 6:                          Voting Authority
                                                                     Investment Discretion                       (Shares)
                                                         Item 5:  ----------------------------              -------------------
                                              Item 4:    Shares                (b)
                          Item 2:   Item 3:    Fair        or               Shared-As    (c)     Item 7:
        Item 1:           Title of   CUSIP    Market    Principal            Defined   Shared-   Managers    (a)     (b)   (c)
     Name of Issuer        Class    Number     Value     Amount   (a) Sole in Instr. V  Other  See Instr. V  Sole   Shared None
------------------------- -------- --------- ---------- --------- -------- ----------- ------- ------------ ------- ------ ----
Maxim Integrated Products  Common
                           Stock   57772K101 20,572,106   640,676 640,676                                   640,676
Corporate Executive Board  Common
                           Stock   21988R102 18,812,550   187,750 187,750                                   187,750
Supertex Inc.              Common
                           Stock   868532102    279,580     7,000   7,000                                     7,000
Costar Group               Common
                           Stock   22160N109 11,897,196   198,850 198,850                                   198,850
Credit Acceptance          Common
  Corporation              Stock   225310101 27,110,146   998,900 998,900                                   998,900
Newmont Mining             Common
  Corporation              Stock   651639106  3,203,641    60,526  60,526                                    60,526
Ritchie Bros. Auction      Common
                           Stock   767744105 11,736,826   220,700 220,700                                   220,700
Suncor Energy Inc          Common
                           Stock   867229106  1,660,705    20,500  20,500                                    20,500
Peabody Energy             Common
  Corporation              Stock   704549104    864,125    15,500  15,500                                    15,500
AcuSphere Inc.             Common
                           Stock   00511R870    194,138    56,600  56,600                                    56,600
                                             ---------- ---------
COLUMN TOTALS                                96,331,013 2,407,002
                                             ---------- ---------

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
                                                                                                       (SEC USE ONLY)

                                                                   Name of Reporting Manager
Page  2  of  3     FORM 13 F                                        Account Management, LLC
                                                                                                           Item 8:
                                                                     Item 6:                          Voting Authority
                                                              Investment Discretion                       (Shares)
                                                  Item 5:  ----------------------------              -------------------
                                       Item 4:    Shares                (b)
                   Item 2:   Item 3:    Fair        or               Shared-As    (c)     Item 7:
     Item 1:       Title of   CUSIP    Market    Principal            Defined   Shared-   Managers    (a)     (b)   (c)
  Name of Issuer    Class    Number     Value     Amount   (a) Sole in Instr. V  Other  See Instr. V  Sole   Shared None
------------------ -------- --------- ---------- --------- -------- ----------- ------- ------------ ------- ------ ----
Central Fund Of     Common
  Canada Ltd.       Stock   153501101    326,800    38,000  38,000                                    38,000
National Oilwell    Common
  Varco             Stock   637071101    364,597     5,758   5,758                                     5,758
QuickLogic          Common
  Corporation       Stock   74837P108  4,665,794   954,150 954,150                                   954,150
Microsoft           Common
  Corporation       Stock   594918104  1,781,285    76,450  76,450                                    76,450
Berkshire Hathaway  Common
  Hld B             Stock   084670207  4,442,780     1,460   1,460                                     1,460
Neustar, Inc. Cl A  Common
                    Stock   64126X201    843,750    25,000  25,000                                    25,000
Clayton Holdings    Common
  Inc.              Stock   18418N107  1,846,575   141,500 141,500                                   141,500
Heartland Payment   Common
  Sys Inc.          Stock   42235N108  7,041,094   252,550 252,550                                   252,550
Barrick Gold        Common
  Corporation       Stock   067901108  2,912,078    98,381  98,381                                    98,381
Encana Corporation  Common
                    Stock   292505104  4,132,240    78,500  78,500                                    78,500
                                      ---------- ---------
COLUMN TOTALS                         28,356,993 1,671,749
                                      ---------- ---------

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
                                                                                                               (SEC USE ONLY)

                                                                           Name of Reporting Manager
Page  3  of  3              FORM 13 F                                       Account Management, LLC
                                                                                                                   Item 8:
                                                                             Item 6:                          Voting Authority
                                                                      Investment Discretion                       (Shares)
                                                          Item 5:  ----------------------------              -------------------
                                                Item 4:   Shares                (b)
                            Item 2:   Item 3:    Fair       or               Shared-As    (c)     Item 7:
         Item 1:            Title of   CUSIP    Market   Principal            Defined   Shared-   Managers    (a)     (b)   (c)
      Name of Issuer         Class    Number     Value    Amount   (a) Sole in Instr. V  Other  See Instr. V  Sole   Shared None
--------------------------- -------- --------- --------- --------- -------- ----------- ------- ------------ ------- ------ ----
Gold Bullion Sec LTD OTC     Common
                             Stock   G4024G101   223,458    3,700    3,700                                     3,700
StreetTracks Gold TR         Common
                             Stock   863307104   397,995    6,500    6,500                                     6,500
Nokia Corporation ADR        Common
                             Stock   654902204 1,029,208   50,800   50,800                                    50,800
ConocoPhillips               Common
                             Stock   20825C104   270,180    4,123    4,123                                     4,123
Liberty Media Interactive    Common
  Ser A                      Stock   53071M104   210,037   12,169   12,169                                    12,169
Liberty Media Capital Ser A  Common
                             Stock   53071M302   203,812    2,433    2,433                                     2,433
Houston Wire & Cable Co.     Common
                             Stock   44244K109   860,000   50,000   50,000                                    50,000
Lionbridge Technology Inc.   Common
                             Stock   536252109   857,150  155,000  155,000                                   155,000
Miller Industries            Common
                             Stock   600551204   202,860    9,800    9,800                                     9,800
                             Common
                             Stock                                       0                                         0
                                               ---------  -------
                                               4,254,700  294,525
                                               ---------  -------
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